Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw materials	$ 177	$ 178
Inventory in progress	1,750	1,658
Finished goods	5,788	4,673
Net – advances from customers	(1,282)	(942)
Inventories	$ 6,433	$ 5,567